Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Entity Registrant Name	ICON plc
Amendment Flag	true
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2025
Amendment Description	EXPLANATORY NOTEOverviewAs described in our Report on Form 6-K furnished on April 29, 2026, the Audit Committee of the Board of Directors (the “Audit Committee”), after discussion with management of the Company, concluded on April 27, 2026, that the Company’s previously issued audited financial statements included in its Annual Reports on Form 20-F for the years ended December 31, 2024 and 2023 (the “Affected Audited Periods”) and the unaudited interim financial statements included in the Company’s Current Reports on Form 6-K for the quarterly periods ending on and falling between September 30, 2025 and March 31, 2023 (the “Affected Unaudited Periods” and together with the Affected Audited Periods, the “Restated Periods”) should no longer be relied upon. We refer to the the Company’s Current Reports on Form 6-K with respect to the Affected Unaudited Periods as the "Affected Form 6-K Reports."We are filing this Amendment No. 1 on Form 6-K (this "Amendment" or "Form 6-K/A") to amend the Report on Form 6-K originally filed by the Company with the Securities and Exchange Commission (the "SEC") on October 23, 2025 to restate the Company's previously issued unaudited condensed consolidated financial statements for the Affected Unaudited Periods that were included in the Affected Form 6-K Reports. This Amendment also amends certain other information impacted by the Restatement (as defined below) that was included in the Affected Form 6-K Reports. All material restatement information for the Affected Unaudited Periods is included in this Amendment, and the Company does not intend to separately amend other reports it has previously filed with the SEC.In this Form 6-K/A, we are including the following:•the restated unaudited condensed consolidated Balance Sheets as of March 31, June 30, and September 30, of each of 2023, 2024, and 2025; and•the restated unaudited condensed consolidated Statements of Operations and, Statements of Comprehensive Income for each of the three months and year to date periods ended March 31, June 30, and September 30, of each of 2023, 2024, and 2025; and•the restated unaudited condensed consolidated Statements of Shareholders' Equity for each of the three months ended March 31, June 30, and September 30, of each of 2023, 2024, and 2025; and•the restated unaudited condensed consolidated Statements of Cash Flows for each of the year to date periods ended March 31, June 30, and September 30, of each of 2023, 2024, and 2025.We refer to the foregoing restatements in this document as the “Restatement.” Restatement BackgroundAs previously disclosed, in October 2025, the Audit Committee initiated an investigation into certain accounting practices and controls, following concerns reported to the Audit Committee through Company management. The Audit Committee promptly engaged outside legal counsel, who were supported by forensic and technical accounting firms, to conduct the investigation (the “Investigation”) and notified the Company’s independent registered public accounting firm. The Company has also self-reported the matter to the SEC and other relevant agencies. The Investigation primarily focused on revenue recognition practices, and, in connection with the Investigation, the Company has determined that improper adjustments were made to the clinical trial services revenue of the Company from the third quarter of 2023 to the fourth quarter of 2024. The Company also identified errors in determining the estimated cost to complete, the assessment of realizable value, and certain manual adjustments in respect of clinical trial services revenue contracts during 2023, 2024 and 2025. The Audit Committee concluded that the Company’s previously issued consolidated financial statements for the Restated Periods should no longer be relied upon and that such financial statements required restatement. The Company has restated the audited financial statements for the Affected Audited Periods in the Annual Report on Form 20-F for the year ended December 31, 2025 (our "Form 20-F") and is filing this Amendment to restate the unaudited interim financial statements for the Affected Unaudited Periods.Restatement of Financial Statements for the Affected Unaudited PeriodsIn addition to the errors outlined in our Form 20-F, the following errors were identified that impacted the Affected Unaudited Periods.•In preparing the Company's goodwill impairment assessment as at December 31, 2025, the Company identified additional goodwill impairment and concluded that it should have been recorded as at September 30, 2025 and has included this within the restated September 30, 2025 unaudited condensed consolidated financial statements.•Errors were identified between unbilled revenue and accounts receivable, net of allowance for credit losses as at March 31, and June 30, 2024. An overstatement of $160.0 million and $1.0 million were identified in accounts receivable, net of allowance for credit losses with a corresponding understatement of unbilled revenue as at March 31, and June 30, 2024 respectively.